Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Total office rental expenses	¥ 134,634	$ 19,582	¥ 106,740	¥ 85,527
Purchase of fixed assets	101,626				$ 14,781
Accrued expenses	19,067				2,773
Recognized losses	¥ 16,259				$ 2,365